Pension and Non-pension Post-employment Benefit Plans - Surplus (Deficit) in Defined Benefit Pension and Other Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, end of year	$ 395.5	$ 377.2
Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(355.8)	(325.6)
Plan assets, end of year	395.5	377.2
Excess (deficiency) of plan assets over accrued benefit obligations	39.7	51.6
Other Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(75.5)	(65.8)
Plan assets, end of year	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (75.5)	$ (65.8)